Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2021	Jul. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, Par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, Authorized	100,000,000,000	100,000,000,000
Ordinary shares, Issued	9,161,390	9,402,935
Ordinary shares, Outstanding	9,161,390	9,402,935